Property, Plant, and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
6.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at September 30, 2014 and December 31, 2013 consist of:

	September 30, 2014	December 31, 2013
Leasehold improvements	$66	$30
Machinery and equipment	1,854	1,710
Patterns and tooling	1,410	880
Office furniture and equipment	424	424
Information technology equipment and software	1,271	1,149
Field service spare parts	122	121

	5,147	4,314
Less accumulated depreciation	(3,523)	(2,900)

Total property, plant and equipment	$1,624	$1,414

Depreciation expense was $623 and $631, for the nine months ended September 30, 2014 and 2013, respectively.

On December 12, 2013, the board of directors of the Company approved a plan to sell its corporate headquarters and production facility located at 29 Pitman Road, Barre, Vermont. The Company marketed such facility through a real estate broker which initially found three potential purchasers. The Company believes that effective December 12, 2013, the facility became an asset held for sale based upon the decision of the Company’s board of directors at such time, as well as meeting the other criteria in Accounting Standards Codification (“ASC”) 360-10-45-8, Impairment and Disposal of Long-Lived Assets – Other Presentation Matters – Long-Lived Assets Classified as Held for Sale. Therefore, the Company had classified the land, building, and building improvements as assets held for sale as of December 31, 2013. Based upon the marketing of the facility, the building was sold for $1,300. In June 2014, the sale transaction closed and the Company leased the facility back from the buyer for up to a five year term. The Company has the right to terminate the lease without penalty upon at least six months’ prior notice effective at the end of the second, third or fourth year of the lease term. As such the Company considers the lease to be an operating lease in accordance with ASC 840. The Company may relocate to other more suitable production and technology space within the state of Vermont or may remain in the Barre facility for some or all of the duration of the lease term. See Note 17: Commitments and Contingencies for further details on this topic.

7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2013 and 2012 consist of:

	2013	2012
Lease improvements	$30	$30
Machinery and equipment	1,710	1,701
Patterns and tooling	880	814
Office furniture and equipment	424	424
Information technology equipment and software	1,149	1,117
Field service spare parts	121	102

	4,314	4,188
Less accumulated depreciation	(2,900)	(2,288)

Total property, plant and equipment	$1,414	$1,900

Depreciation expense was $798 and $1,263 for 2013 and 2012, respectively.

In 2013 the Company removed an installation of a prototype unit of its distributed-class turbine, refurbished such unit and sold it resulting in a reduction to property, plant and equipment net of accumulated depreciation of $179. In 2012, the Company disposed of $44 of fixed assets, net of accumulated depreciation. The disposal was primarily in Information Technology hardware and software and machinery and equipment. As described in Note 5, the Company’s restructuring of its utility-class wind business in 2012 resulted in a $983 reduction of patterns and tooling, as well as reductions of $4 and $3 in machinery and equipment and leasehold improvements, respectively, all net of accumulated depreciation.

On December 12, 2013 the board of directors of the Company approved a plan to sell its corporate headquarters and production facility located at 23 Pitman Road, Barre, Vermont. The Company intends to relocate to other more suitable production and technology space within the state of Vermont. The Company marketed such facility through a real estate broker which initially found three potential purchasers. As of the date of the issuance of these financial statements one interested unaffiliated party has progressed in seeking to purchase the facility (see Note 18). The Company believes that effective December 12, 2013, the facility became an asset held for sale based upon the decision of the Company’s board of directors at such time, as well as meeting the other criteria in ASC 360-10-45-8, Impairment and Disposal of Long-Lived Assets — Other Presentation Matters — Long-Lived Assets Classified as Held for Sale. Therefore the Company

reclassified the land, building, and building improvements as well as associated accumulated depreciation from property, plant and equipment to assets held for sale as of December 31, 2013 and 2012. Based upon the marketing of the facility as well as the indication of value from the currently interested potential buyer, the Company believes that the current fair value of the facility is $1,300. This value was lower than the carrying value at December 12, 2013 of $1,982 and, therefore, the Company calculated an asset held for sale loss by taking the difference between the sale price and the carrying value of the building along with the estimated direct costs of a sale transaction which resulted in a loss of $768.